UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    TowerView LLC
                                 Address: 500 PARK AVENUE
                                          NY, NY 10022

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: ROBERT M. BURNAT
Title:
Phone: 212-935-6655

Signature,                               Place,             and Date of Signing:

/s/ Robert M. Burnat                     New York, NY       July 22, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  90,991,000


List of Other Included Managers:         NONE

                                      TITLE OF               VALUE      SHARES/  SH/ PUT/  INVSTMT    OTHER     VOTING AUTHORITY
    NAME OF ISSUER                     CLASS      CUSIP     (x1000)     PRN AMT  PRN CALL  DSCRETN   MANAGERS  SOLE    SHARED  NONE
-----------------------               --------  ---------   --------    -------  --- ----  -------  ---------  -----   ------  ----
AMERICAN GREETINGS CORPORATION
 CMN CLASS A                          COM      026375105   29,200,000  2,500,000  SH       Sole      None      Sole
BASSETT FURNITURE CMN                 COM      070203104    1,568,000    570,000  SH       Sole      None      Sole
CUMULUS MEDIA INC CMN CLASS A         COM      231082108      153,000    164,212  SH       Sole      None      Sole
DATA DOMAIN INC CMN                   COM      23767P109      167,000      5,000  SH       Sole      None      Sole
DOMINION RESOURCES, INC. CMN          COM      25746U109       84,000      2,500  SH       Sole      None      Sole
EMMIS COMMUNICATIONS CORP CL-A
 CLASS A                              COM      291525103      390,000  1,300,000  SH       Sole      None      Sole
FIBERNET TELECOM GROUP INC CMN        COM      315653402       31,000      2,500  SH       Sole      None      Sole
FINISH LINE INC CL-A CMN CLASS A      COM      317923100    1,307,000    176,137  SH       Sole      None      Sole
FISHER COMMUNICATIONS INC CMN         COM      337756209    9,920,000    775,600  SH       Sole      None      Sole
FLAMEL TECHNOLOGIES SPON ADR
 SPONSORED ADR CMN                    COM      338488109      210,000     30,000  SH       Sole      None      Sole
FRONTIER OIL CORP CMN                 COM      35914P105      295,000     22,500  SH       Sole      None      Sole
GRIFFIN LAND & NURSERIES CMN          COM      398231100    2,020,000     64,568  SH       Sole      None      Sole
GYRODYNE CO AMER CMN                  COM      403820103    1,301,000     30,965  SH       Sole      None      Sole
H&E EQUIPMENT SERVICES INC CMN        COM      404030108      201,000     21,500  SH       Sole      None      Sole
HELIX ENERGY SOLUTNS GROUP INC CMN    COM      42330P107      544,000     50,000  SH       Sole      None      Sole
JOHNSON OUTDOORS INC CMN CLASS A      COM      479167108    5,157,000    936,000  SH       Sole      None      Sole
JONES APPAREL GROUP, INC. CMN         COM      480074103      671,000     62,500  SH       Sole      None      Sole
KHD HUMBOLDT WEDAG INTL LTD CMN       COM      482462108      108,000     13,000  SH       Sole      None      Sole
NORTHWESTERN CORPORATION CMN          COM      668074305   12,063,000    530,000  SH       Sole      None      Sole
REALNETWORKS, INC. COMMON STOCK       COM      75605L104    2,093,000    700,000  SH       Sole      None      Sole
SAGA COMMUNICATION, INC. CMN CLASS A  COM      786598300    2,470,000    479,700  SH       Sole      None      Sole
SAKS INCORPORATED CMN                 COM      79377W108      266,000     60,000  SH       Sole      None      Sole
SOAPSTONE NETWORKS INC CMN            COM      833570104    5,685,000  1,360,000  SH       Sole      None      Sole
TEJON RANCH CO CMN                    COM      879080109   14,985,000    565,700  SH       Sole      None      Sole
URANIUM RESOURCES INC CMN             COM      916901507      102,000     80,000  SH       Sole      None      Sole